Loan Sale and Servicing Activities and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Loan Sale and Servicing Activities and Variable Interest Entities [Abstract]
Cash Flows Associated with Loan Sale and Servicing Activities
Table 34: Cash Flows Associated with Loan Sale and Servicing Activities

	Residential	Commercial
In millions	Mortgages	Mortgages (a)
CASH FLOWS - Year ended December 31, 2016
Sales of loans (b)	$6,913	$3,810
Repurchases of previously transferred loans (c)	534
Servicing fees (d)	374	125
Servicing advances recovered/(funded), net	109	(14)
Cash flows on mortgage-backed securities held (e)	1,727	283
CASH FLOWS - Year ended December 31, 2015
Sales of loans (b)	$8,121	$4,398
Repurchases of previously transferred loans (c)	580
Servicing fees (d)	339	120
Servicing advances recovered/(funded), net	90	48
Cash flows on mortgage-backed securities held (e)	1,458	184
(a)	Represents cash flow information associated with both commercial mortgage loan transfer and servicing activities.
(b)	Gains/losses recognized on sales of loans were insignificant.
(c)	Includes residential mortgage government insured or guaranteed loans eligible for repurchase through the exercise of our ROAP option, and loans repurchased due to alleged breaches of origination covenants or representations and warranties made to purchasers.
(d)	Includes contractually specified servicing fees, late charges and ancillary fees.
(e)	Represents cash flows on securities we hold issued by a securitization SPE in which we transferred to and/or services loans. The carrying values of such securities held were $6.9 billion in residential mortgage-backed securities and $.9 billion in commercial mortgage-backed securities at December 31, 2016 and $6.6 billion in residential mortgage-backed securities and $1.3 billion in commercial mortgage-backed securities at December 31, 2015.

Principal Balance, Delinquent Loans (Loans 90 Days or More Past Due), and Net Charge-Offs Related to Serviced Loans
Table 35: Principal Balance, Delinquent Loans, and Net Charge-offs Related to Serviced Loans For Others

	Residential	Commercial
In millions	Mortgages	Mortgages (a)
December 31, 2016
Total principal balance	$66,081	$45,855
Delinquent loans (b)	$1,422	$941
December 31, 2015
Total principal balance	$72,898	$53,789
Delinquent loans (b)	$1,923	$1,057
Year ended December 31, 2016
Net charge-offs (c)	$97	$1,439
Year ended December 31, 2015
Net charge-offs (c)	$117	$595
(a) Represents information at the securitization level in which we have sold loans and we are the servicer for the securitization.
(b) Serviced delinquent loans are 90 days or more past due or are in process of foreclosure.
(c) Net charge-offs for Residential mortgages represent credit losses less recoveries distributed and as reported to investors during the period. Net charge-offs for Commercial mortgages represent credit losses less recoveries distributed and as reported by the trustee for commercial mortgage backed securitizations. Realized losses for Agency securitizations are not reflected as we do not manage the underlying real estate upon foreclosure and, as such, do not have access to loss information.

Non-Consolidated VIEs
Table 36: Non-Consolidated VIEs

	PNC Risk of Loss (a)	Carrying Value of Assets Owned by PNC		Carrying Value of Liabilities Owned by PNC
In millions
December 31, 2016 (b)
Mortgage-Backed Securitizations (c)	$8,003	$8,003	(d)
Tax Credit Investments and Other	3,083	3,043	(e)	$823	(f)
Total	$11,086	$11,046		$823
December 31, 2015
Mortgage-Backed Securitizations (c)	$8,178	$8,178	(d)	$2
Tax Credit Investments and Other	2,551	2,622	(e)	836	(f)
Total	$10,729	$10,800		$838
(a)	This represents loans, investments and other assets related to non-consolidated VIEs, net of collateral (if applicable).
(b)	Amounts for December 31, 2016 reflect the first quarter 2016 adoption of ASU 2015-02.
(c)	Amounts reflect involvement with securitization SPEs where we transferred to and/or services loans for an SPE and we hold securities issued by that SPE. Values disclosed in the PNC Risk of Loss column represent our maximum exposure to loss for those securities’ holdings.
(d)	Included in Trading securities, Investment securities, Other intangible assets and Other assets on our Consolidated Balance Sheet.
(e)	Included in Loans, Equity investments and Other assets on our Consolidated Balance Sheet.
(f)	Included in Deposits and Other liabilities on our Consolidated Balance Sheet.